RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 20          RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012

The Company has restated its annual financial statements from amounts previously reported for the year ended December 31, 2012.

These restatements reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through December 31, 2012 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2012

	Dec 31, 2012 As Previously Reported	Adjustments	As Restated

ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-

Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000

Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-

Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228

CONSOLIDATED STATEMENT OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2012

	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Depreciation Expense	98,673	-	98,673
Impairment Expense	5,341	-	5,341
Accretion Expense	513	-	513
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)		-
Gain on Mineral Claim Sales	4,500		4,500
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)